Trade and Other Payables	12 Months Ended
Feb. 28, 2021
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER PAYABLES
19.	TRADE AND OTHER PAYABLES

	2021	2020
	Figures in Rand thousands
Trade payables	91,415	57,109
Accrued expenses	122,435	84,028
Sundry creditors	14,233	7,675
Value added tax	46,372	22,160
Dividend payable – Non-controlling interest (Mozambique)	7,427	-
	281,882	170,972

The fair value of the financial instruments approximates their carrying amounts.